Benefit Plans 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		$ 3,757.4	$ 4,433.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(607.3)	(603.8)
AEP Texas Inc. [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		179.0	211.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(93.2)	(73.8)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		138.7	129.2
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(49.6)	(34.6)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		270.5	316.5
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(58.8)	(58.3)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		578.3	601.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(66.0)	(29.2)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		20.8	7.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(21.3)	(19.4)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		262.0	251.8
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		$ (68.4)	$ (63.0)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.05%	5.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.05%	5.10%	5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 5,187.0	$ 5,544.5
Service Cost		123.1	129.2	$ 111.9
Interest Cost		148.2	137.2	167.9
Actuarial (Gain) Loss		(983.4)	(173.9)
Plan Amendments		0.0	0.0
Benefit Payments		(402.2)	(450.0)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		4,072.7	5,187.0	5,544.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		5,352.9	5,556.6
Actual Gain (Loss) on Plan Assets		(833.7)	239.2
Company Contributions	[3]	7.7	7.1
Participant Contributions		0.0	0.0
Benefit Payments		(402.2)	(450.0)
Fair Value of Plan Assets as of December 31		4,124.7	5,352.9	$ 5,556.6
Funded (Underfunded) Status as of December 31		52.0	165.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		113.4	244.3
Other Current Liabilities - Accrued Short-term Benefit Liability		(6.3)	(7.6)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(55.1)	(70.8)
Funded (Underfunded) Status		52.0	165.9
Components
Net Actuarial Loss		935.6	894.7
Prior Service Cost (Credit)		0.2	0.2
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		103.9	(183.4)
Amortization of Actuarial Gain (Loss)		(63.0)	(101.5)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 40.9	$ (284.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.05%	5.10%
Company Contributions	[3]	$ 7.7	$ 7.1
Pension Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		841.8	878.0
Pension Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		19.9	3.6
Pension Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 74.1	$ 13.3
Pension Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.15%	5.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.15%	5.10%	5.05%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 419.8	$ 453.2
Service Cost		11.1	11.8	$ 10.0
Interest Cost		12.1	11.2	13.9
Actuarial (Gain) Loss		(67.8)	(10.9)
Plan Amendments		0.0	0.0
Benefit Payments		(41.1)	(45.5)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		334.1	419.8	453.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		444.9	474.0
Actual Gain (Loss) on Plan Assets		(69.2)	16.0
Company Contributions		0.5	0.4
Participant Contributions		0.0	0.0
Benefit Payments		(41.1)	(45.5)
Fair Value of Plan Assets as of December 31		335.1	444.9	$ 474.0
Funded (Underfunded) Status as of December 31		1.0	25.1
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		3.7	28.7
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.4)	(0.3)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(2.3)	(3.3)
Funded (Underfunded) Status		1.0	25.1
Components
Net Actuarial Loss		161.9	144.7
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		22.4	(7.5)
Amortization of Actuarial Gain (Loss)		(5.2)	(8.3)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 17.2	$ (15.8)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.15%	5.10%
Company Contributions		$ 0.5	$ 0.4
Pension Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		151.2	136.7
Pension Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.4	1.8
Pension Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 8.3	$ 6.2
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	4.90%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	4.90%	4.85%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 621.7	$ 670.8
Service Cost		11.4	11.9	$ 10.5
Interest Cost		17.5	16.4	20.3
Actuarial (Gain) Loss		(123.1)	(28.5)
Plan Amendments		0.0	0.0
Benefit Payments		(41.8)	(48.9)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		485.7	621.7	670.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		683.3	701.3
Actual Gain (Loss) on Plan Assets		(109.8)	30.9
Company Contributions		0.0	0.0
Participant Contributions		0.0	0.0
Benefit Payments		(41.8)	(48.9)
Fair Value of Plan Assets as of December 31		531.7	683.3	$ 701.3
Funded (Underfunded) Status as of December 31		46.0	61.6
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		46.6	62.4
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(0.6)	(0.8)
Funded (Underfunded) Status		46.0	61.6
Components
Net Actuarial Loss		95.6	83.9
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		19.1	(30.4)
Amortization of Actuarial Gain (Loss)		(7.4)	(12.0)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 11.7	$ (42.4)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.85%
Company Contributions		$ 0.0	$ 0.0
Pension Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		93.6	82.5
Pension Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.4	0.3
Pension Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 1.6	$ 1.1
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.00%	5.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.00%	5.00%	5.00%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 612.1	$ 653.3
Service Cost		16.2	17.5	$ 15.4
Interest Cost		17.0	16.2	19.7
Actuarial (Gain) Loss		(138.0)	(29.5)
Plan Amendments		0.0	0.0
Benefit Payments		(40.5)	(45.4)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		466.8	612.1	653.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		681.5	698.1
Actual Gain (Loss) on Plan Assets		(107.4)	28.8
Company Contributions		0.1	0.0
Participant Contributions		0.0	0.0
Benefit Payments		(40.5)	(45.4)
Fair Value of Plan Assets as of December 31		533.7	681.5	$ 698.1
Funded (Underfunded) Status as of December 31		66.9	69.4
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		68.5	71.4
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.1)	(0.1)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(1.5)	(1.9)
Funded (Underfunded) Status		66.9	69.4
Components
Net Actuarial Loss		(6.9)	(1.6)
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		1.8	(29.4)
Amortization of Actuarial Gain (Loss)		(7.1)	(11.7)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ (5.3)	$ (41.1)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.00%	5.00%
Company Contributions		$ 0.1	$ 0.0
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	4.8	3.1
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		(2.4)	(1.0)
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (9.3)	$ (3.7)
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.35%	5.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.35%	5.30%	5.25%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 470.7	$ 510.3
Service Cost		11.2	11.4	$ 9.7
Interest Cost		13.3	12.5	15.4
Actuarial (Gain) Loss		(97.9)	(24.1)
Plan Amendments		0.0	0.0
Benefit Payments		(33.7)	(39.4)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		363.6	470.7	510.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		524.8	543.1
Actual Gain (Loss) on Plan Assets		(84.8)	21.1
Company Contributions		0.1	0.0
Participant Contributions		0.0	0.0
Benefit Payments		(33.7)	(39.4)
Fair Value of Plan Assets as of December 31		406.4	524.8	$ 543.1
Funded (Underfunded) Status as of December 31		42.8	54.1
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		43.1	54.8
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(0.3)	(0.7)
Funded (Underfunded) Status		42.8	54.1
Components
Net Actuarial Loss		124.3	118.1
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		11.7	(22.8)
Amortization of Actuarial Gain (Loss)		(5.5)	(9.1)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 6.2	$ (31.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.35%	5.30%
Company Contributions		$ 0.1	$ 0.0
Pension Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 124.3	$ 118.1
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.15%	5.10%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.15%	5.10%	5.05%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 252.6	$ 279.9
Service Cost		7.4	8.0	$ 7.3
Interest Cost		7.0	6.7	8.5
Actuarial (Gain) Loss		(52.9)	(17.2)
Plan Amendments		0.0	0.0
Benefit Payments		(21.8)	(24.8)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		192.3	252.6	279.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		286.2	299.8
Actual Gain (Loss) on Plan Assets		(46.0)	11.1
Company Contributions		0.1	0.1
Participant Contributions		0.0	0.0
Benefit Payments		(21.8)	(24.8)
Fair Value of Plan Assets as of December 31		218.5	286.2	$ 299.8
Funded (Underfunded) Status as of December 31		26.2	33.6
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		27.6	35.5
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.1)	(0.1)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(1.3)	(1.8)
Funded (Underfunded) Status		26.2	33.6
Components
Net Actuarial Loss		38.8	35.0
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		6.7	(16.0)
Amortization of Actuarial Gain (Loss)		(2.9)	(4.9)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 3.8	$ (20.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.15%	5.10%
Company Contributions		$ 0.1	$ 0.1
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 38.8	$ 35.0
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Interest Crediting Rate		4.25%	4.00%
Rate of Compensation Increase	[1]	5.00%	4.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.50%	3.25%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		5.25%	4.75%	5.75%
Rate of Compensation Increase	[2]	5.00%	4.95%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 317.7	$ 334.5
Service Cost		10.6	11.2	$ 9.9
Interest Cost		9.1	8.5	10.2
Actuarial (Gain) Loss		(57.9)	(3.5)
Plan Amendments		0.0	0.0
Benefit Payments		(28.8)	(33.0)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		250.7	317.7	334.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		308.3	326.9
Actual Gain (Loss) on Plan Assets		(48.3)	14.3
Company Contributions		0.1	0.1
Participant Contributions		0.0	0.0
Benefit Payments		(28.8)	(33.0)
Fair Value of Plan Assets as of December 31		231.3	308.3	$ 326.9
Funded (Underfunded) Status as of December 31		(19.4)	(9.4)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.1)	(0.1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(19.3)	(9.3)
Funded (Underfunded) Status		(19.4)	(9.4)
Components
Net Actuarial Loss		77.6	76.4
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		5.0	(4.3)
Amortization of Actuarial Gain (Loss)		(3.8)	(6.2)
Prior Service (Credit) Cost		0.0	0.0
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 1.2	$ (10.5)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.00%	4.95%
Company Contributions		$ 0.1	$ 0.1
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		77.6	76.4
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.0	0.0
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.00%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		11.50%
Nonqualified Pension Plans [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 78.4
Benefit Obligation as of December 31		61.5	78.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Company Contributions		8.0	7.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Benefit Plans (Textuals) [Abstract]
Company Contributions		8.0	7.0
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		3.6
Benefit Obligation as of December 31		2.7	3.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		0.8
Benefit Obligation as of December 31		0.6	0.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		1.9
Benefit Obligation as of December 31		1.6	1.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		0.7
Benefit Obligation as of December 31		0.3	0.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		1.9
Benefit Obligation as of December 31		1.5	1.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		$ 231.3	$ 0.0
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 1,041.3	$ 1,210.9
Service Cost		7.4	9.5	$ 10.0
Interest Cost		29.2	30.5	39.8
Actuarial (Gain) Loss		(109.8)	(120.1)
Plan Amendments		0.0	(5.4)
Benefit Payments		(140.1)	(126.0)
Participant Contributions		44.1	41.3
Medicare Subsidy		0.5	0.6
Benefit Obligation as of December 31		872.6	1,041.3	1,210.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		2,044.3	1,946.7
Actual Gain (Loss) on Plan Assets		(403.6)	176.5
Company Contributions	[3]	4.6	5.8
Participant Contributions		44.1	41.3
Benefit Payments		(140.1)	(126.0)
Fair Value of Plan Assets as of December 31		1,549.3	2,044.3	$ 1,946.7
Funded (Underfunded) Status as of December 31		676.7	1,003.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		699.5	1,040.8
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.5)	(2.7)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(20.3)	(35.1)
Funded (Underfunded) Status		676.7	1,003.0
Components
Net Actuarial Loss		300.0	(103.6)
Prior Service Cost (Credit)		(90.5)	(161.9)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		403.6	(205.5)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(5.5)
Amortization of Prior Service Credit (Cost)		71.4	70.9
Change for the Year		475.0	(140.1)
Benefit Plans (Textuals) [Abstract]
Company Contributions	[3]	4.6	5.8
Other Postretirement Benefit Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		126.0	(195.1)
Other Postretirement Benefit Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		17.5	(14.7)
Other Postretirement Benefit Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 66.0	$ (55.7)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 80.5	$ 96.3
Service Cost		0.5	0.7	$ 0.8
Interest Cost		2.2	2.4	3.2
Actuarial (Gain) Loss		(7.1)	(12.3)
Plan Amendments		0.0	(0.5)
Benefit Payments		(10.9)	(9.3)
Participant Contributions		3.4	3.2
Benefit Obligation as of December 31		68.6	80.5	96.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		168.8	162.3
Actual Gain (Loss) on Plan Assets		(33.0)	12.5
Company Contributions		0.0	0.1
Participant Contributions		3.4	3.2
Benefit Payments		(10.9)	(9.3)
Fair Value of Plan Assets as of December 31		128.3	168.8	$ 162.3
Funded (Underfunded) Status as of December 31		59.7	88.3
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		59.7	88.3
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		59.7	88.3
Components
Net Actuarial Loss		29.7	(5.2)
Prior Service Cost (Credit)		(7.6)	(13.7)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		34.9	(17.5)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.4)
Amortization of Prior Service Credit (Cost)		6.1	6.0
Change for the Year		41.0	(11.9)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.1
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		22.0	(17.7)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.1	(0.2)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.0	$ (1.0)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 167.3	$ 198.2
Service Cost		0.8	1.0	$ 1.0
Interest Cost		4.7	4.9	6.6
Actuarial (Gain) Loss		(16.2)	(21.4)
Plan Amendments		0.0	(0.9)
Benefit Payments		(23.0)	(21.3)
Participant Contributions		7.0	6.6
Medicare Subsidy		0.1	0.2
Benefit Obligation as of December 31		140.7	167.3	198.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		302.3	293.0
Actual Gain (Loss) on Plan Assets		(59.3)	21.9
Company Contributions		1.6	2.1
Participant Contributions		7.0	6.6
Benefit Payments		(23.0)	(21.3)
Fair Value of Plan Assets as of December 31		228.6	302.3	$ 293.0
Funded (Underfunded) Status as of December 31		87.9	135.0
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		106.3	158.1
Other Current Liabilities - Accrued Short-term Benefit Liability		(1.6)	(1.8)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(16.8)	(21.3)
Funded (Underfunded) Status		87.9	135.0
Components
Net Actuarial Loss		40.5	(18.9)
Prior Service Cost (Credit)		(13.4)	(23.8)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		59.4	(30.0)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.9)
Amortization of Prior Service Credit (Cost)		10.4	10.3
Change for the Year		69.8	(20.6)
Benefit Plans (Textuals) [Abstract]
Company Contributions		1.6	2.1
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		14.7	(19.8)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.5	(4.9)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 9.9	$ (18.0)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 118.6	$ 141.4
Service Cost		0.9	1.3	$ 1.4
Interest Cost		3.4	3.5	4.7
Actuarial (Gain) Loss		(8.7)	(16.8)
Plan Amendments		0.0	(0.7)
Benefit Payments		(18.3)	(15.3)
Participant Contributions		6.0	5.2
Benefit Obligation as of December 31		101.9	118.6	141.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		248.7	238.2
Actual Gain (Loss) on Plan Assets		(45.9)	20.6
Company Contributions		0.0	0.0
Participant Contributions		6.0	5.2
Benefit Payments		(18.3)	(15.3)
Fair Value of Plan Assets as of December 31		190.5	248.7	$ 238.2
Funded (Underfunded) Status as of December 31		88.6	130.1
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		88.6	130.1
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		88.6	130.1
Components
Net Actuarial Loss		40.2	(10.7)
Prior Service Cost (Credit)		(12.4)	(22.1)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		50.9	(26.3)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.7)
Amortization of Prior Service Credit (Cost)		9.7	9.6
Change for the Year		60.6	(17.4)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	22.1	(30.7)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1.2	(0.4)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 4.5	$ (1.7)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 104.9	$ 126.4
Service Cost		0.6	0.8	$ 0.9
Interest Cost		3.0	3.0	4.2
Actuarial (Gain) Loss		(8.9)	(15.6)
Plan Amendments		0.0	(0.6)
Benefit Payments		(15.5)	(13.6)
Participant Contributions		4.8	4.5
Benefit Obligation as of December 31		88.9	104.9	126.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		220.0	213.0
Actual Gain (Loss) on Plan Assets		(43.1)	16.1
Company Contributions		0.0	0.0
Participant Contributions		4.8	4.5
Benefit Payments		(15.5)	(13.6)
Fair Value of Plan Assets as of December 31		166.2	220.0	$ 213.0
Funded (Underfunded) Status as of December 31		77.3	115.1
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		77.3	115.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		77.3	115.1
Components
Net Actuarial Loss		27.6	(18.5)
Prior Service Cost (Credit)		(9.2)	(16.3)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		46.1	(22.1)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.6)
Amortization of Prior Service Credit (Cost)		7.1	7.2
Change for the Year		53.2	(15.5)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 18.4	$ (34.8)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 54.4	$ 64.0
Service Cost		0.4	0.6	$ 0.7
Interest Cost		1.5	1.6	2.1
Actuarial (Gain) Loss		(5.2)	(6.8)
Plan Amendments		0.0	(0.3)
Benefit Payments		(7.9)	(7.0)
Participant Contributions		2.5	2.3
Benefit Obligation as of December 31		45.7	54.4	64.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		114.0	107.8
Actual Gain (Loss) on Plan Assets		(23.2)	10.9
Company Contributions		0.0	0.0
Participant Contributions		2.5	2.3
Benefit Payments		(7.9)	(7.0)
Fair Value of Plan Assets as of December 31		85.4	114.0	$ 107.8
Funded (Underfunded) Status as of December 31		39.7	59.6
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		39.7	59.6
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		39.7	59.6
Components
Net Actuarial Loss		22.0	(2.1)
Prior Service Cost (Credit)		(5.6)	(10.0)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		24.1	(12.6)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.3)
Amortization of Prior Service Credit (Cost)		4.4	4.4
Change for the Year		28.5	(8.5)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 16.4	$ (12.1)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		5.50%	2.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		2.90%	2.55%	3.30%
Expected Return on Plan Assets		5.50%	4.75%	5.50%
Health Care Trend Rates
Initial		7.50%	6.25%
Ultimate		4.50%	4.50%
Year Ultimate Reached		2029	2029
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 65.2	$ 77.1
Service Cost		0.6	0.8	$ 0.8
Interest Cost		1.8	1.9	2.5
Actuarial (Gain) Loss		(6.6)	(9.2)
Plan Amendments		0.0	(0.4)
Benefit Payments		(8.8)	(7.6)
Participant Contributions		2.9	2.6
Benefit Obligation as of December 31		55.1	65.2	77.1
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		136.6	129.9
Actual Gain (Loss) on Plan Assets		(27.7)	11.7
Company Contributions		0.0	0.0
Participant Contributions		2.9	2.6
Benefit Payments		(8.8)	(7.6)
Fair Value of Plan Assets as of December 31		103.0	136.6	$ 129.9
Funded (Underfunded) Status as of December 31		47.9	71.4
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		47.9	71.4
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		47.9	71.4
Components
Net Actuarial Loss		25.0	(3.5)
Prior Service Cost (Credit)		(7.0)	(12.3)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		28.5	(15.0)
Amortization of Actuarial Gain (Loss)		0.0	0.0
Prior Service (Credit) Cost		0.0	(0.4)
Amortization of Prior Service Credit (Cost)		5.3	5.3
Change for the Year		33.8	(10.1)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		11.2	(8.9)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1.5	(1.4)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 5.3	$ (5.5)

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[2]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[3]	No contributions were made to the qualified pension plan for the years ended December 31, 2022 and 2021, respectively. Contributions to the non-qualified pension plans were $8 million and $7 million for the years ended December 31, 2022 and 2021, respectively.
[4]	Recorded as a Regulatory Asset as of December 31, 2022 and recorded as a Regulatory Liability as of December 31, 2021.